Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2010
Registrant Name	dei_EntityRegistrantName	HARTFORD SERIES FUND INC
Central Index Key	dei_EntityCentralIndexKey	0001053425
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr 29, 2011
Document Effective Date	dei_DocumentEffectiveDate	May 1, 2011
American Funds Asset Allocation HLS Fund (Prospectus Summary) | American Funds Asset Allocation HLS Fund | American Funds Asset Allocation HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVABX
American Funds Blue Chip Income and Growth HLS Fund (Prospectus Summary) | American Funds Blue Chip Income and Growth HLS Fund | American Funds Blue Chip Income and Growth HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVCBX
American Funds Bond HLS Fund (Prospectus Summary) | American Funds Bond HLS Fund | American Funds Bond HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVBBX
American Funds Global Bond HLS Fund (Prospectus Summary) | American Funds Global Bond HLS Fund | American Funds Global Bond HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVDBX
American Funds Global Growth and Income HLS Fund (Prospectus Summary) | American Funds Global Growth and Income HLS Fund | American Funds Global Growth and Income HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVIBX
American Funds Global Growth HLS Fund (Prospectus Summary) | American Funds Global Growth HLS Fund | American Funds Global Growth HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVLBX
American Funds Global Small Capitalization HLS Fund (Prospectus Summary) | American Funds Global Small Capitalization HLS Fund | American Funds Global Small Capitalization HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVSBX
American Funds Growth HLS Fund (Prospectus Summary) | American Funds Growth HLS Fund | American Funds Growth HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVRBX
American Funds Growth-Income HLS Fund (Prospectus Summary) | American Funds Growth-Income HLS Fund | American Funds Growth-Income HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVNBX
American Funds International HLS Fund (Prospectus Summary) | American Funds International HLS Fund | American Funds International HLS Fund-Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVTBX
American Funds New World HLS Fund (Prospectus Summary) | American Funds New World HLS Fund | American Funds New World HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	HVWBX

American Funds Asset Allocation HLS Fund (Prospectus Summary) | American Funds Asset Allocation HLS Fund
AMERICAN FUNDS ASSET ALLOCATION HLS FUND
INVESTMENT GOAL.
The American Funds Asset Allocation HLS Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	American Funds Asset Allocation HLS Fund American Funds Asset Allocation HLS Fund- Class IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses		American Funds Asset Allocation HLS Fund American Funds Asset Allocation HLS Fund- Class IB
Management fees	[1][2][3]	0.95%
Distribution and service (12b-1) fees	[3]	0.25%
Other expenses	[3]	0.06%
Total annual fund operating expenses	[3]	1.26%
Less: contractual waiver	[1][3]	0.40%
Net operating expenses	[1][3]	0.86%
[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.40%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
American Funds Asset Allocation HLS Fund American Funds Asset Allocation HLS Fund- Class IB	88	274	477	1,061

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
American Funds Asset Allocation HLS Fund American Funds Asset Allocation HLS Fund- Class IB	88	274	477	1,061

PORTFOLIO TURNOVER.
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 46% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the Asset Allocation Fund, a series of the American Funds Insurance Series ("Master Asset Allocation Fund").  In
seeking to pursue its investment objective, the Master Asset Allocation Fund varies its mix of equity securities, debt securities and money market instruments.  Normally, CRMC expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments.
As of December 31, 2010, the Master Asset Allocation Fund was approximately 76%
invested in equity securities, 21% invested in debt securities and 3% invested in money market instruments.  The proportion of equities, debt and money market securities held by the Master Asset Allocation Fund varies with market conditions and CRMC's assessment of their relative attractiveness as investment opportunities.

The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).  Although the Master Asset Allocation Fund focuses on investments in medium to larger capitalization companies, the Master Asset Allocation Fund's investments are not limited to a particular capitalization size.  The Master
Asset Allocation Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to
5% of its assets in debt securities of issuers domiciled outside the United
States. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Asset Allocation Fund's investment adviser).  Such securities are sometimes referred to as "junk bonds."

MAIN RISKS.
The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see
"Additional Information Regarding Risks and Investment Strategies" in the Fund's
prospectus.

Asset Allocation Risk - The risk that if the CRMC's strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk - Investments rated below investment grade (also referred to as
"junk bonds") are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities which may make them more difficult to value or sell.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income.  These risks are greater during periods of rising inflation.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o          Assume reinvestment of all dividends and distributions

o          Would be lower if the Fund's operating expenses had not been limited

o          Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

o          Shows how the Fund's total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest 12.08% (2nd quarter, 2003)  Lowest -16.43% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average annual total returns for periods ending 12/31/10
Average Annual Total Returns American Funds Asset Allocation HLS Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
American Funds Asset Allocation HLS Fund- Class IB	Class IB	12.13%	3.40%	3.95%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees or expenses)	15.08%	2.29%	1.42%
Citigroup Broad Investment-Grade Bond Index	Citigroup Broad Investment-Grade Bond Index (reflects no deduction for fees or expenses)	6.30%	5.98%	5.96%
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees or expenses)	6.54%	5.80%	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
American Funds Asset Allocation HLS Fund (Prospectus Summary) | American Funds Asset Allocation HLS Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AMERICAN FUNDS ASSET ALLOCATION HLS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The American Funds Asset Allocation HLS Fund seeks high total return (including income and capital gains) consistent with preservation of capital over the long term.

Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.40%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 46% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.00%
Expenses, Represent Both Master and Feeder	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the Asset Allocation Fund, a series of the American Funds Insurance Series ("Master Asset Allocation Fund").  In
seeking to pursue its investment objective, the Master Asset Allocation Fund varies its mix of equity securities, debt securities and money market instruments.  Normally, CRMC expects (but is not required) to maintain an investment mix falling within the following ranges: 40%-80% in equity securities, 20%-50% in debt securities and 0%-40% in money market instruments.
As of December 31, 2010, the Master Asset Allocation Fund was approximately 76%
invested in equity securities, 21% invested in debt securities and 3% invested in money market instruments.  The proportion of equities, debt and money market securities held by the Master Asset Allocation Fund varies with market conditions and CRMC's assessment of their relative attractiveness as investment opportunities.

The Master Asset Allocation Fund invests in a diversified portfolio of common stocks and other equity securities, bonds and other intermediate and long-term debt securities, and money market instruments (debt securities maturing in one year or less).  Although the Master Asset Allocation Fund focuses on investments in medium to larger capitalization companies, the Master Asset Allocation Fund's investments are not limited to a particular capitalization size.  The Master
Asset Allocation Fund may invest up to 15% of its assets in common stocks and other equity securities of issuers domiciled outside the United States and up to
5% of its assets in debt securities of issuers domiciled outside the United
States. In addition, the Master Asset Allocation Fund may invest up to 25% of its debt assets in lower quality debt securities (rated Ba1 or below and BB+ or below by Nationally Recognized Statistical Rating Organizations designated by the Master Asset Allocation Fund's investment adviser).  Such securities are sometimes referred to as "junk bonds."

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see
"Additional Information Regarding Risks and Investment Strategies" in the Fund's
prospectus.

Asset Allocation Risk - The risk that if the CRMC's strategy for allocating assets among different asset classes does not work as intended, the Fund may not achieve its objective or may underperform other funds with similar investment strategies.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk - Investments rated below investment grade (also referred to as
"junk bonds") are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities which may make them more difficult to value or sell.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income.  These risks are greater during periods of rising inflation.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o          Assume reinvestment of all dividends and distributions

o          Would be lower if the Fund's operating expenses had not been limited

o          Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordinvestor.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart:

o          Shows how the Fund's total return has varied from year to year

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest 12.08% (2nd quarter, 2003)  Lowest -16.43% (4th quarter, 2008)

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending 12/31/10
American Funds Asset Allocation HLS Fund (Prospectus Summary) | American Funds Asset Allocation HLS Fund | American Funds Asset Allocation HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.08%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.43%)
American Funds Asset Allocation HLS Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.42%
American Funds Asset Allocation HLS Fund | Citigroup Broad Investment-Grade Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Citigroup Broad Investment-Grade Bond Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.30%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.96%
American Funds Asset Allocation HLS Fund | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
American Funds Asset Allocation HLS Fund | American Funds Asset Allocation HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.95%	[1],[2],[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.06%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.26%	[3]
Less: contractual waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.40%)	[1],[3]
Net operating expenses	rr_NetExpensesOverAssets	0.86%	[1],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	88
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	274
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	477
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,061
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	88
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	274
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	477
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,061
Annual Return 2001	rr_AnnualReturn2001	0.18%
Annual Return 2002	rr_AnnualReturn2002	(12.71%)
Annual Return 2003	rr_AnnualReturn2003	21.43%
Annual Return 2004	rr_AnnualReturn2004	7.84%
Annual Return 2005	rr_AnnualReturn2005	8.81%
Annual Return 2006	rr_AnnualReturn2006	14.27%
Annual Return 2007	rr_AnnualReturn2007	6.18%
Annual Return 2008	rr_AnnualReturn2008	(29.71%)
Annual Return 2009	rr_AnnualReturn2009	23.59%
Annual Return 2010	rr_AnnualReturn2010	12.13%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.40%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.95%

[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.40%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

American Funds Blue Chip Income and Growth HLS Fund (Prospectus Summary) | American Funds Blue Chip Income and Growth HLS Fund
AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND
INVESTMENT GOAL.
The American Funds Blue Chip Income and Growth HLS Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	American Funds Blue Chip Income and Growth HLS Fund American Funds Blue Chip Income and Growth HLS Fund- Class IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses		American Funds Blue Chip Income and Growth HLS Fund American Funds Blue Chip Income and Growth HLS Fund- Class IB
Management fees	[1][2][3]	1.17%
Distribution and service (12b-1) fees	[3]	0.25%
Other expenses	[3]	0.09%
Total annual fund operating expenses	[3]	1.51%
Less: contractual waiver	[1][3]	0.50%
Net operating expenses	[1][3]	1.01%
[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.50%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
American Funds Blue Chip Income and Growth HLS Fund American Funds Blue Chip Income and Growth HLS Fund- Class IB	103	322	558	1,236

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
American Funds Blue Chip Income and Growth HLS Fund American Funds Blue Chip Income and Growth HLS Fund- Class IB	103	322	558	1,236

PORTFOLIO TURNOVER.
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the Blue Chip Income and Growth Fund, a series of the American Funds Insurance Series ("Master Blue Chip Income and
Growth Fund"). The Master Blue Chip Income and Growth Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of  $4 billion and above. The
Master Blue Chip Income and Growth Fund invests, under normal market conditions, at least 90% of its assets in equity securities. The Master Blue Chip Income and
Growth Fund ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.  Finally, the Master Blue Chip Income and Growth Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United
States, so long as they are listed or traded in the United States.  The Master
Blue Chip Income and Growth Fund is designed for investors seeking both income and capital appreciation.  In seeking to provide investors with a level of current income thatexceeds the average yield on U.S. stocks, the Master Blue Chip
Income and Growth Fund generally looks to the average yield on stocks of companies listed on the S&P 500.

MAIN RISKS.
The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see
"Additional Information Regarding Risks and Investment Strategies" in the Fund's
prospectus.

Dividend Paying Security Investment Risk - Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund to underperform funds that do not focus on dividends.  The Fund's focus on dividend yielding investments may cause the Fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities.  In addition, income provided by the
Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Growth Orientation Risk - The price of a growth company's stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o          Assume reinvestment of all dividends and distributions

o          Would be lower if the Fund's operating expenses had not been limited

o          Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

o          Shows how the Fund's total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest 16.97% (2nd quarter, 2003)  Lowest -21.34% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average annual total returns for periods ending 12/31/10
Average Annual Total Returns American Funds Blue Chip Income and Growth HLS Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
American Funds Blue Chip Income and Growth HLS Fund- Class IB	Class IB	11.98%	1.42%	1.76%	Apr 30, 2008
S&P 500 Index	S&P 500 Index (reflects no deduction for fees or expenses)	15.08%	2.29%	2.23%	Apr 30, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
American Funds Blue Chip Income and Growth HLS Fund (Prospectus Summary) | American Funds Blue Chip Income and Growth HLS Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AMERICAN FUNDS BLUE CHIP INCOME AND GROWTH HLS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The American Funds Blue Chip Income and Growth HLS Fund seeks to produce income exceeding the average yield on U.S. stocks generally and to provide an opportunity for growth of principal consistent with sound common stock investing.

Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.50%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses, Represent Both Master and Feeder	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the Blue Chip Income and Growth Fund, a series of the American Funds Insurance Series ("Master Blue Chip Income and
Growth Fund"). The Master Blue Chip Income and Growth Fund invests primarily in dividend-paying common stocks of larger, more established companies domiciled in the United States with market capitalizations of  $4 billion and above. The
Master Blue Chip Income and Growth Fund invests, under normal market conditions, at least 90% of its assets in equity securities. The Master Blue Chip Income and
Growth Fund ordinarily invests at least 90% of its equity assets in the stock of companies whose debt securities are rated at least investment grade.  Finally, the Master Blue Chip Income and Growth Fund may also invest up to 10% of its assets in equity securities of larger companies domiciled outside the United
States, so long as they are listed or traded in the United States.  The Master
Blue Chip Income and Growth Fund is designed for investors seeking both income and capital appreciation.  In seeking to provide investors with a level of current income thatexceeds the average yield on U.S. stocks, the Master Blue Chip
Income and Growth Fund generally looks to the average yield on stocks of companies listed on the S&P 500.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see
"Additional Information Regarding Risks and Investment Strategies" in the Fund's
prospectus.

Dividend Paying Security Investment Risk - Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund to underperform funds that do not focus on dividends.  The Fund's focus on dividend yielding investments may cause the Fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities.  In addition, income provided by the
Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Growth Orientation Risk - The price of a growth company's stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o          Assume reinvestment of all dividends and distributions

o          Would be lower if the Fund's operating expenses had not been limited

o          Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordinvestor.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart:

o          Shows how the Fund's total return has varied from year to year

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest 16.97% (2nd quarter, 2003)  Lowest -21.34% (4th quarter, 2008)

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending 12/31/10
American Funds Blue Chip Income and Growth HLS Fund (Prospectus Summary) | American Funds Blue Chip Income and Growth HLS Fund | American Funds Blue Chip Income and Growth HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.97%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(21.34%)
American Funds Blue Chip Income and Growth HLS Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008
American Funds Blue Chip Income and Growth HLS Fund | American Funds Blue Chip Income and Growth HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.17%	[1],[2],[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.09%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.51%	[3]
Less: contractual waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1],[3]
Net operating expenses	rr_NetExpensesOverAssets	1.01%	[1],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	322
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	558
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,236
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	103
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	322
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	558
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,236
Annual Return 2002	rr_AnnualReturn2002	(23.43%)
Annual Return 2003	rr_AnnualReturn2003	30.35%
Annual Return 2004	rr_AnnualReturn2004	9.20%
Annual Return 2005	rr_AnnualReturn2005	6.86%
Annual Return 2006	rr_AnnualReturn2006	16.96%
Annual Return 2007	rr_AnnualReturn2007	1.56%
Annual Return 2008	rr_AnnualReturn2008	(36.69%)
Annual Return 2009	rr_AnnualReturn2009	27.46%
Annual Return 2010	rr_AnnualReturn2010	11.98%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.98%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.42%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.76%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008

[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.50%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

American Funds Bond HLS Fund (Prospectus Summary) | American Funds Bond HLS Fund
AMERICAN FUNDS BOND HLS FUND
INVESTMENT GOAL.
The American Funds Bond HLS Fund seeks to maximize current
income and preservation of capital.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	American Funds Bond HLS Fund American Funds Bond HLS Fund- Class IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses		American Funds Bond HLS Fund American Funds Bond HLS Fund- Class IB
Management fees	[1][2][3]	0.87%
Distribution and service (12b-1) fees	[3]	0.25%
Other expenses	[3]	0.06%
Total annual fund operating expenses	[3]	1.18%
Less: contractual waiver	[1][3]	0.25%
Net operating expenses	[1][3]	0.93%
[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.25%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
American Funds Bond HLS Fund American Funds Bond HLS Fund- Class IB	95	296	515	1,143

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
American Funds Bond HLS Fund American Funds Bond HLS Fund- Class IB	95	296	515	1,143

PORTFOLIO TURNOVER.
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 187% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The Fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the Bond Fund, a series of the American
Funds Insurance Series ("Master Bond Fund"). The Master Bond Fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The Master Bond Fund normally invests at least 80% of its assets in bonds and other debt securities. The Master Bond Fund invests at least
65% of its assets in investment-grade debt securities (rated Baa3 or better or
BBB- or better by Nationally Recognized Statistical Rating Organizations
("NRSROs") designated by the Master Bond Fund's investment adviser, NRSROs, or unrated but determined to be of equivalent quality of the Master Bond Fund's investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The Master Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSORs  or unrated but determined by the Master Bond Fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." The Master
Bond Fund may invest in debt securities of issuers domiciled outside the United
States. The Master Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The
Master Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

MAIN RISKS.
The primary risks of investing in the Master Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional Information Regarding Risks and Investment
Strategies" in the Fund's prospectus.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk - Investments rated below investment grade (also referred to as
"junk bonds") are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities which may make them more difficult to value or sell.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income.  These risks are greater during periods of rising inflation.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to "prepayment risk" (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk"
(the risk that borrowers will repay a loan more slowly in periods of rising interest rates).  If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called
"subprime" mortgages.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.
Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

PAST PERFORMANCE.
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o          Assume reinvestment of all dividends and distributions

o          Would be lower if the Fund's operating expenses had not been limited

o          Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

o          Shows how the Fund's total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  5.91% (2nd quarter, 2009)  Lowest -5.60% (3rd quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average annual total returns for periods ending 12/31/10
Average Annual Total Returns American Funds Bond HLS Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
American Funds Bond HLS Fund- Class IB	Class IB	6.15%	3.44%	4.75%
Barclays Capital U.S. Aggregate Index	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees or expenses)	6.54%	5.80%	5.84%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
American Funds Bond HLS Fund (Prospectus Summary) | American Funds Bond HLS Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AMERICAN FUNDS BOND HLS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The American Funds Bond HLS Fund seeks to maximize current
income and preservation of capital.

Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.25%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 187% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	187.00%
Expenses, Represent Both Master and Feeder	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the Bond Fund, a series of the American
Funds Insurance Series ("Master Bond Fund"). The Master Bond Fund seeks to maximize your level of current income and preserve your capital by investing primarily in bonds. The Master Bond Fund normally invests at least 80% of its assets in bonds and other debt securities. The Master Bond Fund invests at least
65% of its assets in investment-grade debt securities (rated Baa3 or better or
BBB- or better by Nationally Recognized Statistical Rating Organizations
("NRSROs") designated by the Master Bond Fund's investment adviser, NRSROs, or unrated but determined to be of equivalent quality of the Master Bond Fund's investment adviser), including cash and cash equivalents, securities issued and guaranteed by the U.S. and other governments, and securities backed by mortgage and other assets. The Master Bond Fund may invest up to 35% of its assets in debt securities rated Ba1 or below and BB+ or below by NRSORs  or unrated but determined by the Master Bond Fund's investment adviser to be of equivalent quality. Such securities are sometimes referred to as "junk bonds." The Master
Bond Fund may invest in debt securities of issuers domiciled outside the United
States. The Master Bond Fund may also invest up to 20% of its assets in preferred stocks, including convertible and nonconvertible preferred stocks. The
Master Bond Fund is designed for investors seeking income and more price stability than stocks, and capital preservation over the long term.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
The primary risks of investing in the Master Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional Information Regarding Risks and Investment
Strategies" in the Fund's prospectus.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk - Investments rated below investment grade (also referred to as
"junk bonds") are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities which may make them more difficult to value or sell.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income.  These risks are greater during periods of rising inflation.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Mortgage- and Asset-Backed Securities Risk - Mortgage- and asset-backed securities represent interests in "pools" of mortgages or other assets, including consumer loans or receivables held in trust. Mortgage-backed securities are subject to "prepayment risk" (the risk that borrowers will repay a loan more quickly in periods of falling interest rates) and "extension risk"
(the risk that borrowers will repay a loan more slowly in periods of rising interest rates).  If the Fund invests in mortgage-backed or asset-backed securities that are subordinated to other interests in the same mortgage pool, the Fund may only receive payments after the pool's obligations to other investors have been satisfied.  An unexpectedly high rate of defaults on the mortgages held by a mortgage pool may limit substantially the pool's ability to make payments of principal or interest to the Fund, reducing the values of those securities or in some cases rendering them worthless.  The risk of such defaults is generally higher in the case of mortgage pools that include so-called
"subprime" mortgages.

U.S. Government Securities Risk - Treasury obligations may differ in their interest rates, maturities, times of issuance and other characteristics.
Obligations of U.S. Government agencies and authorities are supported by varying degrees of credit but generally are not backed by the full faith and credit of the U.S. Government.  No assurance can be given that the U.S. Government will provide financial support to its agencies and authorities if it is not obligated by law to do so.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o          Assume reinvestment of all dividends and distributions

o          Would be lower if the Fund's operating expenses had not been limited

o          Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordinvestor.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart:

o          Shows how the Fund's total return has varied from year to year

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  5.91% (2nd quarter, 2009)  Lowest -5.60% (3rd quarter, 2008)

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending 12/31/10
American Funds Bond HLS Fund (Prospectus Summary) | American Funds Bond HLS Fund | American Funds Bond HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	5.91%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(5.60%)
American Funds Bond HLS Fund | Barclays Capital U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital U.S. Aggregate Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
American Funds Bond HLS Fund | American Funds Bond HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.87%	[1],[2],[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.06%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.18%	[3]
Less: contractual waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[1],[3]
Net operating expenses	rr_NetExpensesOverAssets	0.93%	[1],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	95
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	296
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	515
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,143
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	95
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	296
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	515
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,143
Annual Return 2001	rr_AnnualReturn2001	7.87%
Annual Return 2002	rr_AnnualReturn2002	3.69%
Annual Return 2003	rr_AnnualReturn2003	12.44%
Annual Return 2004	rr_AnnualReturn2004	5.46%
Annual Return 2005	rr_AnnualReturn2005	1.23%
Annual Return 2006	rr_AnnualReturn2006	6.72%
Annual Return 2007	rr_AnnualReturn2007	3.09%
Annual Return 2008	rr_AnnualReturn2008	(9.65%)
Annual Return 2009	rr_AnnualReturn2009	12.23%
Annual Return 2010	rr_AnnualReturn2010	6.15%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.15%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.44%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.75%

[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.25%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

American Funds Global Bond HLS Fund (Prospectus Summary) | American Funds Global Bond HLS Fund
AMERICAN FUNDS GLOBAL BOND HLS FUND
INVESTMENT GOAL.
The American Funds Global Bond HLS Fund seeks a high level of total return over the long term.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	American Funds Global Bond HLS Fund American Funds Global Bond HLS Fund- Class IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses		American Funds Global Bond HLS Fund American Funds Global Bond HLS Fund- Class IB
Management fees	[1][2][3]	1.29%
Distribution and service (12b-1) fees	[3]	0.25%
Other expenses	[3]	0.10%
Total annual fund operating expenses	[3]	1.64%
Less: contractual waiver	[1][3]	0.50%
Net operating expenses	[1][3]	1.14%
[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.50%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
American Funds Global Bond HLS Fund American Funds Global Bond HLS Fund- Class IB	116	362	628	1,386

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
American Funds Global Bond HLS Fund American Funds Global Bond HLS Fund- Class IB	116	362	628	1,386

PORTFOLIO TURNOVER.
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 106% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the Global Bond Fund, a series of the
American Funds Insurance Series ("Master Global Bond Fund"). Under normal market conditions, the Master Global Bond Fund will invest at least 80% of its assets in bonds. The Master Global Bond Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The Master Global Bond Fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in emerging market countries. Normally the Master
Global Bond Fund's debt obligations consist substantially of investment grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized
Statistical Rating Organizations ("NRSROs") designated by the Master Global Bond
Fund's investment adviser, or unrated but determined to be of equivalent quality by CRMC). The Master Global Bond Fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by a NRSRO or unrated but determined to be of equivalent quality by
CRMC).  Such securities are sometimes referred to as "junk bonds." The total return of the Master Global Bond Fund will be the result of interest income, changes in the market value of the Master Global Bond Fund's investments and changes in the values of other currencies relative to the U.S. dollar. The Master Global
Bond Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the
Master Global Bond Fund intends to limit its investments in the securities of any single issuer.

MAIN RISKS.
The primary risks of investing in the Master Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional Information Regarding Risks and Investment
Strategies" in the Fund's prospectus.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk - Investments rated below investment grade (also referred to as
"junk bonds") are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities which may make them more difficult to value or sell.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income.  These risks are greater during periods of rising inflation.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Non-Diversification Risk - The Master Fund is non-diversified, which means it is permitted to invest more of its assets in fewer issuers than a "diversified"
fund.  Thus, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.  The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified Fund.

PAST PERFORMANCE.
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o         Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o         Assume reinvestment of all dividends and distributions

o         Would be lower if the Fund's operating expenses had not been limited

o         Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

o          Shows how the Fund's total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  7.80% (3rd quarter, 2010)  Lowest  -4.32% (3rd quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average annual total returns for periods ending 12/31/10
Average Annual Total Returns American Funds Global Bond HLS Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
American Funds Global Bond HLS Fund- Class IB	Class IB	4.85%	6.69%	Apr 30, 2008
Barclays Capital Global Aggregate Index	Barclays Capital Global Aggregate Index (reflects no deduction for fees or expenses)	5.54%	6.78%	Apr 30, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
American Funds Global Bond HLS Fund (Prospectus Summary) | American Funds Global Bond HLS Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AMERICAN FUNDS GLOBAL BOND HLS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The American Funds Global Bond HLS Fund seeks a high level of total return over the long term.

Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.50%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 106% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	106.00%
Expenses, Represent Both Master and Feeder	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the Global Bond Fund, a series of the
American Funds Insurance Series ("Master Global Bond Fund"). Under normal market conditions, the Master Global Bond Fund will invest at least 80% of its assets in bonds. The Master Global Bond Fund invests primarily in debt securities of governmental, supranational and corporate issuers denominated in various currencies, including U.S. dollars. The Master Global Bond Fund may invest substantially in securities of issuers domiciled outside the United States, including issuers domiciled in emerging market countries. Normally the Master
Global Bond Fund's debt obligations consist substantially of investment grade bonds (rated Baa3 or better or BBB- or better by Nationally Recognized
Statistical Rating Organizations ("NRSROs") designated by the Master Global Bond
Fund's investment adviser, or unrated but determined to be of equivalent quality by CRMC). The Master Global Bond Fund may also invest a portion of its assets in lower quality, higher yielding debt securities (rated Ba1 or below and BB+ or below by a NRSRO or unrated but determined to be of equivalent quality by
CRMC).  Such securities are sometimes referred to as "junk bonds." The total return of the Master Global Bond Fund will be the result of interest income, changes in the market value of the Master Global Bond Fund's investments and changes in the values of other currencies relative to the U.S. dollar. The Master Global
Bond Fund is non-diversified, which allows it to invest a greater percentage of its assets in any one issuer than would otherwise be the case.  However, the
Master Global Bond Fund intends to limit its investments in the securities of any single issuer.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
The primary risks of investing in the Master Fund are described below.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see "Additional Information Regarding Risks and Investment
Strategies" in the Fund's prospectus.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk - Investments rated below investment grade (also referred to as
"junk bonds") are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities which may make them more difficult to value or sell.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income.  These risks are greater during periods of rising inflation.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Non-Diversification Risk - The Master Fund is non-diversified, which means it is permitted to invest more of its assets in fewer issuers than a "diversified"
fund.  Thus, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely.  The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified Fund.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	The Master Fund is non-diversified, which means it is permitted to invest more of its assets in fewer issuers than a "diversified" fund. Thus, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer than a fund that invests more widely. The Fund may also be subject to greater market fluctuation and price volatility than a more broadly diversified Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o         Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o         Assume reinvestment of all dividends and distributions

o         Would be lower if the Fund's operating expenses had not been limited

o         Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordinvestor.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart:

o          Shows how the Fund's total return has varied from year to year

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  7.80% (3rd quarter, 2010)  Lowest  -4.32% (3rd quarter, 2008)

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending 12/31/10
American Funds Global Bond HLS Fund (Prospectus Summary) | American Funds Global Bond HLS Fund | American Funds Global Bond HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2010
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(4.32%)
American Funds Global Bond HLS Fund | Barclays Capital Global Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays Capital Global Aggregate Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.78%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008
American Funds Global Bond HLS Fund | American Funds Global Bond HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.29%	[1],[2],[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.10%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.64%	[3]
Less: contractual waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1],[3]
Net operating expenses	rr_NetExpensesOverAssets	1.14%	[1],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	116
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	628
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,386
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	116
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	362
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	628
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,386
Annual Return 2007	rr_AnnualReturn2007	8.86%
Annual Return 2008	rr_AnnualReturn2008	3.01%
Annual Return 2009	rr_AnnualReturn2009	9.43%
Annual Return 2010	rr_AnnualReturn2010	4.85%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.85%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.69%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008

[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.50%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

American Funds Global Growth and Income HLS Fund (Prospectus Summary) | American Funds Global Growth and Income HLS Fund
AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND
INVESTMENT GOAL.
The American Funds Global Growth and Income HLS Fund seeks
growth of capital over time and current income.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	American Funds Global Growth and Income HLS Fund American Funds Global Growth and Income HLS Fund- Class IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses		American Funds Global Growth and Income HLS Fund American Funds Global Growth and Income HLS Fund- Class IB
Management fees	[1][2][3]	1.39%
Distribution and service (12b-1) fees	[3]	0.25%
Other expenses	[3]	0.07%
Total annual fund operating expenses	[3]	1.71%
Less: contractual waiver	[1][3]	0.55%
Net operating expenses	[1][3]	1.16%
[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.55%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
American Funds Global Growth and Income HLS Fund American Funds Global Growth and Income HLS Fund- Class IB	118	368	638	1,409

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
American Funds Global Growth and Income HLS Fund American Funds Global Growth and Income HLS Fund- Class IB	118	368	638	1,409

PORTFOLIO TURNOVER.
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 30% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the Global Growth and Income Fund, a series of the American Funds Insurance Series ("Master Global Growth and Income
Fund"). The Master Global Growth and Income Fund is designed for investors seeking both capital appreciation and current income. The Master Global Growth and Income Fund invests primarily in common stocks of well-established companies located around the world, many of which CRMC believes have the potential for growth and/or to pay dividends. Under normal market circumstances, the Master
Global Growth and Income Fund invests a significant portion of its assets in securities of issuers domiciled outside the United States, including securities of issuers in emerging market countries. The Master Global Growth and Income
Fund expects to be invested in numerous countries around the world.  In pursuing its objective, the Master Global Growth and Income Fund tends to invest in stocks that CRMC believes to be relatively resilient to market declines.

MAIN RISKS.
The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see
"Additional Information Regarding Risks and Investment Strategies" in the Fund's
prospectus.

Dividend Paying Security Investment Risk - Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund to underperform funds that do not focus on dividends.  The Fund's focus on dividend yielding investments may cause the Fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities.  In addition, income provided by the
Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company's stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o          Assume reinvestment of all dividends and distributions

o          Would be lower if the Fund's operating expenses had not been limited

o          Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

o          Shows how the Fund's total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  19.28% (3rd quarter, 2009)  Lowest -20.48% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.
The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average annual total returns for periods ending 12/31/10
Average Annual Total Returns American Funds Global Growth and Income HLS Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
American Funds Global Growth and Income HLS Fund- Class IB	Class IB	11.41%	2.58%	Apr 30, 2008
MSCI World Index	MSCI World Index (reflects no deduction for fees or expenses)	12.34%	1.12%	Apr 30, 2008

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
American Funds Global Growth and Income HLS Fund (Prospectus Summary) | American Funds Global Growth and Income HLS Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AMERICAN FUNDS GLOBAL GROWTH AND INCOME HLS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The American Funds Global Growth and Income HLS Fund seeks
growth of capital over time and current income.

Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.55%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 30% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.00%
Expenses, Represent Both Master and Feeder	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the Global Growth and Income Fund, a series of the American Funds Insurance Series ("Master Global Growth and Income
Fund"). The Master Global Growth and Income Fund is designed for investors seeking both capital appreciation and current income. The Master Global Growth and Income Fund invests primarily in common stocks of well-established companies located around the world, many of which CRMC believes have the potential for growth and/or to pay dividends. Under normal market circumstances, the Master
Global Growth and Income Fund invests a significant portion of its assets in securities of issuers domiciled outside the United States, including securities of issuers in emerging market countries. The Master Global Growth and Income
Fund expects to be invested in numerous countries around the world.  In pursuing its objective, the Master Global Growth and Income Fund tends to invest in stocks that CRMC believes to be relatively resilient to market declines.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see
"Additional Information Regarding Risks and Investment Strategies" in the Fund's
prospectus.

Dividend Paying Security Investment Risk - Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund to underperform funds that do not focus on dividends.  The Fund's focus on dividend yielding investments may cause the Fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities.  In addition, income provided by the
Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company's stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o          Assume reinvestment of all dividends and distributions

o          Would be lower if the Fund's operating expenses had not been limited

o          Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordinvestor.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart:

o          Shows how the Fund's total return has varied from year to year

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  19.28% (3rd quarter, 2009)  Lowest -20.48% (4th quarter, 2008)

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns for the Fund over time compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending 12/31/10
American Funds Global Growth and Income HLS Fund (Prospectus Summary) | American Funds Global Growth and Income HLS Fund | American Funds Global Growth and Income HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	19.28%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.48%)
American Funds Global Growth and Income HLS Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.34%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008
American Funds Global Growth and Income HLS Fund | American Funds Global Growth and Income HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.39%	[1],[2],[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.07%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.71%	[3]
Less: contractual waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1],[3]
Net operating expenses	rr_NetExpensesOverAssets	1.16%	[1],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	118
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	368
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	638
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,409
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	118
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	368
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	638
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,409
Annual Return 2007	rr_AnnualReturn2007	12.42%
Annual Return 2008	rr_AnnualReturn2008	(41.38%)
Annual Return 2009	rr_AnnualReturn2009	39.37%
Annual Return 2010	rr_AnnualReturn2010	11.41%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.41%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.58%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 30, 2008

[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.55%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

American Funds Global Growth HLS Fund (Prospectus Summary) | American Funds Global Growth HLS Fund
AMERICAN FUNDS GLOBAL GROWTH HLS FUND
INVESTMENT GOAL.
The American Funds Global Growth HLS Fund seeks long-term
growth of capital.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	American Funds Global Growth HLS Fund American Funds Global Growth HLS Fund- Class IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses		American Funds Global Growth HLS Fund American Funds Global Growth HLS Fund- Class IB
Management fees	[1][2][3]	1.53%
Distribution and service (12b-1) fees	[3]	0.25%
Other expenses	[3]	0.10%
Total annual fund operating expenses	[3]	1.88%
Less: contractual waiver	[1][3]	0.75%
Net operating expenses	[1][3]	1.13%
[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.75%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
American Funds Global Growth HLS Fund American Funds Global Growth HLS Fund- Class IB	115	359	622	1,375

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
American Funds Global Growth HLS Fund American Funds Global Growth HLS Fund- Class IB	115	359	622	1,375

PORTFOLIO TURNOVER.
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the Global Growth Fund, a series of the
American Funds Insurance Series ("Master Global Growth Fund"). The Master Global
Growth Fund invests primarily in common stocks of companies located around the world that CRMC believes have the potential for growth. The Master Global Growth
Fund may invest a portion of its assets in common stocks and other securities of companies in emerging market countries.  The Master Global Growth Fund expects to be invested in numerous countries around the world.

MAIN RISKS.
The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see
"Additional Information Regarding Risks and Investment Strategies" in the Fund's
prospectus.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company's stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o         Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o         Assume reinvestment of all dividends and distributions

o         Would be lower if the Fund's operating expenses had not been limited

o         Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

o          Shows how the Fund's total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  22.10% (2nd quarter, 2009)  Lowest -20.51% (3rd quarter, 2001)

AVERAGE ANNUAL TOTAL RETURNS.
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average annual total returns for periods ending 12/31/10
Average Annual Total Returns American Funds Global Growth HLS Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
American Funds Global Growth HLS Fund- Class IB	Class IB	11.41%	5.89%	5.31%
MSCI World Index	MSCI World Index (reflects no deduction for fees or expenses)	12.34%	2.99%	2.82%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
American Funds Global Growth HLS Fund (Prospectus Summary) | American Funds Global Growth HLS Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AMERICAN FUNDS GLOBAL GROWTH HLS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The American Funds Global Growth HLS Fund seeks long-term
growth of capital.

Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.75%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses, Represent Both Master and Feeder	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the Global Growth Fund, a series of the
American Funds Insurance Series ("Master Global Growth Fund"). The Master Global
Growth Fund invests primarily in common stocks of companies located around the world that CRMC believes have the potential for growth. The Master Global Growth
Fund may invest a portion of its assets in common stocks and other securities of companies in emerging market countries.  The Master Global Growth Fund expects to be invested in numerous countries around the world.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see
"Additional Information Regarding Risks and Investment Strategies" in the Fund's
prospectus.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company's stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o         Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o         Assume reinvestment of all dividends and distributions

o         Would be lower if the Fund's operating expenses had not been limited

o         Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordinvestor.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart:

o          Shows how the Fund's total return has varied from year to year

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  22.10% (2nd quarter, 2009)  Lowest -20.51% (3rd quarter, 2001)

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending 12/31/10
American Funds Global Growth HLS Fund (Prospectus Summary) | American Funds Global Growth HLS Fund | American Funds Global Growth HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.51%)
American Funds Global Growth HLS Fund | MSCI World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI World Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.34%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.99%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.82%
American Funds Global Growth HLS Fund | American Funds Global Growth HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.53%	[1],[2],[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.10%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.88%	[3]
Less: contractual waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.75%)	[1],[3]
Net operating expenses	rr_NetExpensesOverAssets	1.13%	[1],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	115
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	359
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	622
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,375
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	115
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	359
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	622
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,375
Annual Return 2001	rr_AnnualReturn2001	(14.51%)
Annual Return 2002	rr_AnnualReturn2002	(14.98%)
Annual Return 2003	rr_AnnualReturn2003	34.80%
Annual Return 2004	rr_AnnualReturn2004	13.09%
Annual Return 2005	rr_AnnualReturn2005	13.68%
Annual Return 2006	rr_AnnualReturn2006	19.96%
Annual Return 2007	rr_AnnualReturn2007	14.44%
Annual Return 2008	rr_AnnualReturn2008	(38.61%)
Annual Return 2009	rr_AnnualReturn2009	41.78%
Annual Return 2010	rr_AnnualReturn2010	11.41%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.41%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.89%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.31%

[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.75%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

American Funds Global Small Capitalization HLS Fund (Prospectus Summary) | American Funds Global Small Capitalization HLS Fund
AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND
INVESTMENT GOAL.
The American Funds Global Small Capitalization HLS Fund seeks growth of capital over time.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	American Funds Global Small Capitalization HLS Fund American Funds Global Small Capitalization HLS Fund- Class IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses		American Funds Global Small Capitalization HLS Fund American Funds Global Small Capitalization HLS Fund- Class IB
Management fees	[1][2][3]	1.51%
Distribution and service (12b-1) fees	[3]	0.25%
Other expenses	[3]	0.11%
Total annual fund operating expenses	[3]	1.87%
Less: contractual waiver	[1][3]	0.55%
Net operating expenses	[1][3]	1.32%
[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.55%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
American Funds Global Small Capitalization HLS Fund American Funds Global Small Capitalization HLS Fund- Class IB	134	418	723	1,590

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
American Funds Global Small Capitalization HLS Fund American Funds Global Small Capitalization HLS Fund- Class IB	134	418	723	1,590

PORTFOLIO TURNOVER.
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 47% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the Global Small Capitalization FundSM, a series of the American Funds Insurance Series ("Master Global Small
Capitalization Fund"). Normally, the Master Global Small Capitalization Fund
invests at least 80% of its assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the Master Global Small Capitalization Fund's
holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  CRMC currently defines "small market capitalization"
companies to be companies with market capitalizations of  $3.5 billion or less.
CRMC has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

Under normal circumstances, the Master Global Small Capitalization Fund invests a significant portion of its assets outside the United States.  The Master
Global Small Capitalization Fund normally invests a potion of its assets in common stocks and other securities of companies in emerging market countries.
The Master Global Small Capitalization Fund expects to be invested in numerous countries around the world.

MAIN RISKS.
The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see
"Additional Information Regarding Risks and Investment Strategies" in the Fund's
prospectus.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company's stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small Cap Stock Risk - Small capitalization stocks may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.  Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o          Assume reinvestment of all dividends and distributions

o          Would be lower if the Fund's operating expenses had not been limited

o          Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

o          Shows how the Fund's total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  29.10% (2nd quarter, 2009)  Lowest  -31.32% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average annual total returns for periods ending 12/31/10
Average Annual Total Returns American Funds Global Small Capitalization HLS Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
American Funds Global Small Capitalization HLS Fund- Class IB	Class IB	22.06%	6.34%	8.16%
MSCI All Country World Small Cap Index	MSCI All Country World Small Cap Index (reflects no deduction for fees or expenses)	26.71%	7.13%	9.81%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
American Funds Global Small Capitalization HLS Fund (Prospectus Summary) | American Funds Global Small Capitalization HLS Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AMERICAN FUNDS GLOBAL SMALL CAPITALIZATION HLS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The American Funds Global Small Capitalization HLS Fund seeks growth of capital over time.

Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.55%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 47% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expenses, Represent Both Master and Feeder	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the Global Small Capitalization FundSM, a series of the American Funds Insurance Series ("Master Global Small
Capitalization Fund"). Normally, the Master Global Small Capitalization Fund
invests at least 80% of its assets in growth-oriented common stocks and other equity type securities (such as preferred stocks, convertible preferred stocks and convertible bonds) of companies with small market capitalizations, measured at the time of purchase. However, the Master Global Small Capitalization Fund's
holdings of small capitalization stocks may fall below the 80% threshold due to subsequent market action.  CRMC currently defines "small market capitalization"
companies to be companies with market capitalizations of  $3.5 billion or less.
CRMC has periodically re-evaluated and adjusted this definition and may continue to do so in the future.

Under normal circumstances, the Master Global Small Capitalization Fund invests a significant portion of its assets outside the United States.  The Master
Global Small Capitalization Fund normally invests a potion of its assets in common stocks and other securities of companies in emerging market countries.
The Master Global Small Capitalization Fund expects to be invested in numerous countries around the world.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see
"Additional Information Regarding Risks and Investment Strategies" in the Fund's
prospectus.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company's stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small Cap Stock Risk - Small capitalization stocks may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.  Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o          Assume reinvestment of all dividends and distributions

o          Would be lower if the Fund's operating expenses had not been limited

o          Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordinvestor.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart:

o          Shows how the Fund's total return has varied from year to year

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  29.10% (2nd quarter, 2009)  Lowest  -31.32% (4th quarter, 2008)

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending 12/31/10
American Funds Global Small Capitalization HLS Fund (Prospectus Summary) | American Funds Global Small Capitalization HLS Fund | American Funds Global Small Capitalization HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	29.10%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(31.32%)
American Funds Global Small Capitalization HLS Fund | MSCI All Country World Small Cap Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Small Cap Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	7.13%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	9.81%
American Funds Global Small Capitalization HLS Fund | American Funds Global Small Capitalization HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.51%	[1],[2],[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.11%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.87%	[3]
Less: contractual waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.55%)	[1],[3]
Net operating expenses	rr_NetExpensesOverAssets	1.32%	[1],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	134
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	418
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	723
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,590
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	134
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	418
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	723
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,590
Annual Return 2001	rr_AnnualReturn2001	(13.15%)
Annual Return 2002	rr_AnnualReturn2002	(19.35%)
Annual Return 2003	rr_AnnualReturn2003	52.97%
Annual Return 2004	rr_AnnualReturn2004	20.38%
Annual Return 2005	rr_AnnualReturn2005	24.89%
Annual Return 2006	rr_AnnualReturn2006	23.62%
Annual Return 2007	rr_AnnualReturn2007	20.98%
Annual Return 2008	rr_AnnualReturn2008	(53.67%)
Annual Return 2009	rr_AnnualReturn2009	60.77%
Annual Return 2010	rr_AnnualReturn2010	22.06%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	22.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	6.34%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	8.16%

[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.55%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

American Funds Growth HLS Fund (Prospectus Summary) | American Funds Growth HLS Fund
AMERICAN FUNDS GROWTH HLS FUND
INVESTMENT GOAL.
The American Funds Growth HLS Fund seeks growth of capital.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	American Funds Growth HLS Fund American Funds Growth HLS Fund- Class IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses		American Funds Growth HLS Fund American Funds Growth HLS Fund- Class IB
Management fees	[1][2][3]	1.07%
Distribution and service (12b-1) fees	[3]	0.25%
Other expenses	[3]	0.07%
Total annual fund operating expenses	[3]	1.39%
Less: contractual waiver	[1][3]	0.50%
Net operating expenses	[1][3]	0.89%
[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.50%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
American Funds Growth HLS Fund American Funds Growth HLS Fund- Class IB	91	284	493	1,096

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
American Funds Growth HLS Fund American Funds Growth HLS Fund- Class IB	91	284	493	1,096

PORTFOLIO TURNOVER.
 The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 28% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the Growth Fund, a series of the American
Funds Insurance Series ("Master Growth Fund"). The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.

MAIN RISKS.
 The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see
"Additional Information Regarding Risks and Investment Strategies" in the Fund's
prospectus.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Growth Orientation Risk - The price of a growth company's stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o          Assume reinvestment of all dividends and distributions

o          Would be lower if the Fund's operating expenses had not been limited

o          Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

o         Shows how the Fund's total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  22.68% (4th quarter, 2001)  Lowest  -27.23% (3rd quarter, 2001)

AVERAGE ANNUAL TOTAL RETURNS.
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average annual total returns for periods ending 12/31/10
Average Annual Total Returns American Funds Growth HLS Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
American Funds Growth HLS Fund- Class IB	Class IB	18.36%	2.51%	2.13%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees or expenses)	15.08%	2.29%	1.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
American Funds Growth HLS Fund (Prospectus Summary) | American Funds Growth HLS Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AMERICAN FUNDS GROWTH HLS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The American Funds Growth HLS Fund seeks growth of capital.

Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.50%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
 The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 28% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	28.00%
Expenses, Represent Both Master and Feeder	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the Growth Fund, a series of the American
Funds Insurance Series ("Master Growth Fund"). The Master Growth Fund invests primarily in common stocks and seeks to invest in companies that appear to offer superior opportunities for growth of capital. The Master Growth Fund may invest a portion of its assets in common stocks and other securities of issuers domiciled outside the United States.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
 The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see
"Additional Information Regarding Risks and Investment Strategies" in the Fund's
prospectus.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Growth Orientation Risk - The price of a growth company's stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o          Assume reinvestment of all dividends and distributions

o          Would be lower if the Fund's operating expenses had not been limited

o          Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordinvestor.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart:

o         Shows how the Fund's total return has varied from year to year

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  22.68% (4th quarter, 2001)  Lowest  -27.23% (3rd quarter, 2001)

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending 12/31/10
American Funds Growth HLS Fund (Prospectus Summary) | American Funds Growth HLS Fund | American Funds Growth HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	22.68%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep 30, 2001
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(27.23%)
American Funds Growth HLS Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.42%
American Funds Growth HLS Fund | American Funds Growth HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.07%	[1],[2],[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.07%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.39%	[3]
Less: contractual waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.50%)	[1],[3]
Net operating expenses	rr_NetExpensesOverAssets	0.89%	[1],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	91
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	284
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	493
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,096
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	91
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	284
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	493
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,096
Annual Return 2001	rr_AnnualReturn2001	(18.38%)
Annual Return 2002	rr_AnnualReturn2002	(24.67%)
Annual Return 2003	rr_AnnualReturn2003	36.44%
Annual Return 2004	rr_AnnualReturn2004	12.16%
Annual Return 2005	rr_AnnualReturn2005	15.87%
Annual Return 2006	rr_AnnualReturn2006	9.90%
Annual Return 2007	rr_AnnualReturn2007	12.04%
Annual Return 2008	rr_AnnualReturn2008	(44.13%)
Annual Return 2009	rr_AnnualReturn2009	39.02%
Annual Return 2010	rr_AnnualReturn2010	18.36%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	18.36%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.51%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.13%

[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.50%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

American Funds Growth-Income HLS Fund (Prospectus Summary) | American Funds Growth-Income HLS Fund
AMERICAN FUNDS GROWTH-INCOME HLS FUND
INVESTMENT GOAL.
The American Funds Growth-Income HLS Fund seeks long-term
growth of capital and income over time.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	American Funds Growth-Income HLS Fund American Funds Growth-Income HLS Fund- Class IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses		American Funds Growth-Income HLS Fund American Funds Growth-Income HLS Fund- Class IB
Management fees	[1][2][3]	0.97%
Distribution and service (12b-1) fees	[3]	0.25%
Other expenses	[3]	0.06%
Total annual fund operating expenses	[3]	1.28%
Less: contractual waiver	[1][3]	0.45%
Net operating expenses	[1][3]	0.83%
[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.45%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
American Funds Growth-Income HLS Fund American Funds Growth-Income HLS Fund- Class IB	85	265	460	1,025

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
American Funds Growth-Income HLS Fund American Funds Growth-Income HLS Fund- Class IB	85	265	460	1,025

PORTFOLIO TURNOVER.
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 22% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the Growth-Income Fund, a series of the
American Funds Insurance Series ("Master Growth-Income Fund"). The Master
Growth-Income Fund is designed for investors seeking both capital appreciation and income. The Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the Master Growth-Income Fund focuses on investments in medium to larger capitalization companies, the Master Growth-Income Fund's investments are not limited to a particular capitalization size.  The Master
Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

MAIN RISKS.
The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see
"Additional Information Regarding Risks and Investment Strategies" in the Fund's
prospectus.

Dividend Paying Security Investment Risk - Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund to underperform funds that do not focus on dividends.  The Fund's focus on dividend yielding investments may cause the Fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities.  In addition, income provided by the
Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Growth Orientation Risk - The price of a growth company's stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o         Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o         Assume reinvestment of all dividends and distributions

o         Would be lower if the Fund's operating expenses had not been limited

o         Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

o          Shows how the Fund's total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  16.80% (2nd quarter, 2003)  Lowest  -22.02% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average annual total returns for periods ending 12/31/10
Average Annual Total Returns American Funds Growth-Income HLS Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
American Funds Growth-Income HLS Fund- Class IB	Class IB	11.11%	1.63%	3.30%
S&P 500 Index	S&P 500 Index (reflects no deduction for fees or expenses)	15.08%	2.29%	1.42%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
American Funds Growth-Income HLS Fund (Prospectus Summary) | American Funds Growth-Income HLS Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AMERICAN FUNDS GROWTH-INCOME HLS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The American Funds Growth-Income HLS Fund seeks long-term
growth of capital and income over time.

Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.45%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 22% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	22.00%
Expenses, Represent Both Master and Feeder	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the Growth-Income Fund, a series of the
American Funds Insurance Series ("Master Growth-Income Fund"). The Master
Growth-Income Fund is designed for investors seeking both capital appreciation and income. The Master Growth-Income Fund invests primarily in common stocks or other securities that demonstrate the potential for appreciation and/or dividends. Although the Master Growth-Income Fund focuses on investments in medium to larger capitalization companies, the Master Growth-Income Fund's investments are not limited to a particular capitalization size.  The Master
Growth-Income Fund may invest up to 15% of its assets, at the time of purchase, in securities of issuers domiciled outside the United States.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see
"Additional Information Regarding Risks and Investment Strategies" in the Fund's
prospectus.

Dividend Paying Security Investment Risk - Securities that pay high dividends as a group can fall out of favor with the market, causing the Fund to underperform funds that do not focus on dividends.  The Fund's focus on dividend yielding investments may cause the Fund's share price and total return to fluctuate more than the share price and total return of funds that do not focus their investments on dividend paying securities.  In addition, income provided by the
Fund may be affected by changes in the dividend policies of the companies in which the Fund invests and the capital resources available for such payments at such companies.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Growth Orientation Risk - The price of a growth company's stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o         Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o         Assume reinvestment of all dividends and distributions

o         Would be lower if the Fund's operating expenses had not been limited

o         Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordinvestor.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart:

o          Shows how the Fund's total return has varied from year to year

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  16.80% (2nd quarter, 2003)  Lowest  -22.02% (4th quarter, 2008)

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending 12/31/10
American Funds Growth-Income HLS Fund (Prospectus Summary) | American Funds Growth-Income HLS Fund | American Funds Growth-Income HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.80%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.02%)
American Funds Growth-Income HLS Fund | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.08%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.42%
American Funds Growth-Income HLS Fund | American Funds Growth-Income HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	0.97%	[1],[2],[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.06%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.28%	[3]
Less: contractual waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.45%)	[1],[3]
Net operating expenses	rr_NetExpensesOverAssets	0.83%	[1],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	85
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	265
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	460
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,025
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	85
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	265
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	460
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,025
Annual Return 2001	rr_AnnualReturn2001	2.23%
Annual Return 2002	rr_AnnualReturn2002	(18.59%)
Annual Return 2003	rr_AnnualReturn2003	32.05%
Annual Return 2004	rr_AnnualReturn2004	10.05%
Annual Return 2005	rr_AnnualReturn2005	5.51%
Annual Return 2006	rr_AnnualReturn2006	14.86%
Annual Return 2007	rr_AnnualReturn2007	4.75%
Annual Return 2008	rr_AnnualReturn2008	(38.02%)
Annual Return 2009	rr_AnnualReturn2009	30.85%
Annual Return 2010	rr_AnnualReturn2010	11.11%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.63%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.30%

[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.45%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

American Funds International HLS Fund (Prospectus Summary) | American Funds International HLS Fund
AMERICAN FUNDS INTERNATIONAL HLS FUND
INVESTMENT GOAL.
The American Funds International HLS Fund seeks long-term
growth of capital over time.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	American Funds International HLS Fund American Funds International HLS Fund-Class IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses		American Funds International HLS Fund American Funds International HLS Fund-Class IB
Management fees	[1][2][3]	1.34%
Distribution and service (12b-1) fees	[3]	0.25%
Other expenses	[3]	0.10%
Total annual fund operating expenses	[3]	1.69%
Less: contractual waiver	[1][3]	0.60%
Net operating expenses	[1][3]	1.09%
[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.60%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
American Funds International HLS Fund American Funds International HLS Fund-Class IB	111	347	601	1,329

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
American Funds International HLS Fund American Funds International HLS Fund-Class IB	111	347	601	1,329

PORTFOLIO TURNOVER.
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 25% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the International FundSM, a series of the
American Funds Insurance Series ("Master International Fund"). The Master
International Fund invests primarily in common stocks of companies located outside the United States that CRMC believes have the potential for growth. The
Master International Fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries.

MAIN RISKS.
The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see
"Additional Information Regarding Risks and Investment Strategies" in the Fund's
prospectus.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company's stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o          Assume reinvestment of all dividends and distributions

o          Would be lower if the Fund's operating expenses had not been limited

o          Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

o          Shows how the Fund's total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  24.36% (2nd quarter, 2009)  Lowest  -20.92% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average annual total returns for periods ending 12/31/10
Average Annual Total Returns American Funds International HLS Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
American Funds International HLS Fund-Class IB	Class IB	6.92%	4.57%	5.09%
MSCI All Country World Index ex USA	MSCI All Country World Index ex USA (reflects no deduction for fees or expenses)	11.60%	5.29%	5.97%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
American Funds International HLS Fund (Prospectus Summary) | American Funds International HLS Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AMERICAN FUNDS INTERNATIONAL HLS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The American Funds International HLS Fund seeks long-term
growth of capital over time.

Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.60%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 25% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	25.00%
Expenses, Represent Both Master and Feeder	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the International FundSM, a series of the
American Funds Insurance Series ("Master International Fund"). The Master
International Fund invests primarily in common stocks of companies located outside the United States that CRMC believes have the potential for growth. The
Master International Fund normally invests a portion of its assets in common stocks and other securities of companies in emerging market countries.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see
"Additional Information Regarding Risks and Investment Strategies" in the Fund's
prospectus.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company's stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o          Assume reinvestment of all dividends and distributions

o          Would be lower if the Fund's operating expenses had not been limited

o          Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordinvestor.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart:

o          Shows how the Fund's total return has varied from year to year

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  24.36% (2nd quarter, 2009)  Lowest  -20.92% (4th quarter, 2008)

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending 12/31/10
American Funds International HLS Fund (Prospectus Summary) | American Funds International HLS Fund | American Funds International HLS Fund-Class IB
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	24.36%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(20.92%)
American Funds International HLS Fund | MSCI All Country World Index ex USA
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index ex USA (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	11.60%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.97%
American Funds International HLS Fund | American Funds International HLS Fund-Class IB
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.34%	[1],[2],[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.10%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	1.69%	[3]
Less: contractual waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.60%)	[1],[3]
Net operating expenses	rr_NetExpensesOverAssets	1.09%	[1],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	111
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	347
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	601
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,329
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	111
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	347
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	601
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,329
Annual Return 2001	rr_AnnualReturn2001	(20.17%)
Annual Return 2002	rr_AnnualReturn2002	(15.03%)
Annual Return 2003	rr_AnnualReturn2003	34.40%
Annual Return 2004	rr_AnnualReturn2004	19.01%
Annual Return 2005	rr_AnnualReturn2005	21.13%
Annual Return 2006	rr_AnnualReturn2006	18.71%
Annual Return 2007	rr_AnnualReturn2007	19.66%
Annual Return 2008	rr_AnnualReturn2008	(42.33%)
Annual Return 2009	rr_AnnualReturn2009	42.75%
Annual Return 2010	rr_AnnualReturn2010	6.92%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.92%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.57%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.09%

[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.60%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

American Funds New World HLS Fund (Prospectus Summary) | American Funds New World HLS Fund
AMERICAN FUNDS NEW WORLD HLS FUND
INVESTMENT GOAL.
The American Funds New World HLS Fund seeks long-term capital appreciation.

YOUR EXPENSES.
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	American Funds New World HLS Fund American Funds New World HLS Fund- Class IB
Maximum sales charge (load) as a percentage of offering price
Maximum deferred sales charge (load)
Exchange fees	none

Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Annual Fund Operating Expenses		American Funds New World HLS Fund American Funds New World HLS Fund- Class IB
Management fees	[1][2][3]	1.84%
Distribution and service (12b-1) fees	[3]	0.25%
Other expenses	[3]	0.13%
Total annual fund operating expenses	[3]	2.22%
Less: contractual waiver	[1][3]	0.85%
Net operating expenses	[1][3]	1.37%
[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.85%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.

EXAMPLE.
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
American Funds New World HLS Fund American Funds New World HLS Fund- Class IB	139	434	750	1,646

Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
American Funds New World HLS Fund American Funds New World HLS Fund- Class IB	139	434	750	1,646

PORTFOLIO TURNOVER.
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 18% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY.
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the New World Fund®, a series of the
American Funds Insurance Series ("Master New World Fund"). The Master New World
Fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets (also referred to as
"emerging markets") and that Capital Research and Management Company ("CRMC")
believes have the potential of providing capital appreciation. The Master New
World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized
Statistical Rating Organizations designated by the Master New World Fund's investment adviser, or unrated but determined to be of equivalent quality by
CRMC), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the Master New World Fund invests at least 35%
of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The Master New World Fund may invest in equity securities of any company, regardless of where it is based, if CRMC determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master New World Fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The Master New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the Master New World Fund considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. CRMC maintains a list of qualified countries and securities in which the Master New World Fund may invest. Qualified developing countries in which the Master New World Fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia,
Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Jordan,
Kazakhstan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru,
Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey,
Ukraine, United Arab Emirates and Venezuela.

MAIN RISKS.
The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see
"Additional Information Regarding Risks and Investment Strategies" in the Fund's
prospectus.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk - Investments rated below investment grade (also referred to as
"junk bonds") are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities which may make them more difficult to value or sell.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company's stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income.  These risks are greater during periods of rising inflation.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small Cap Stock Risk - Small capitalization stocks may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.  Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

PAST PERFORMANCE.
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o          Assume reinvestment of all dividends and distributions

o          Would be lower if the Fund's operating expenses had not been limited

o          Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

The bar chart:

o          Shows how the Fund's total return has varied from year to year

Total returns by calendar year

Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  23.84% (2nd quarter, 2009)  Lowest  -22.35% (4th quarter, 2008)

AVERAGE ANNUAL TOTAL RETURNS.
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average annual total returns for periods ending 12/31/10
Average Annual Total Returns American Funds New World HLS Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
American Funds New World HLS Fund- Class IB	Class IB	17.54%	11.88%	12.01%
MSCI All Country World Index	MSCI All Country World Index (reflects no deduction for fees or expenses)	13.21%	3.98%	3.69%
MSCI Emerging Markets Index	MSCI Emerging Markets Index (reflects no deduction for fees or expenses)	19.20%	13.11%	16.23%

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	May 1, 2011
American Funds New World HLS Fund (Prospectus Summary) | American Funds New World HLS Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	AMERICAN FUNDS NEW WORLD HLS FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT GOAL.
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The American Funds New World HLS Fund seeks long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	YOUR EXPENSES.
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  Please note that fees and expenses in this table and the examples below do not include fees and expenses that will be applied at the variable annuity or variable life insurance contract level or by a qualified retirement plan and would be higher if such fees and expenses were included.  You should review your variable contract prospectus (or other disclosure document) or plan documents for more information on those fees and expenses.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that are deducted from the fund's assets)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.85%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER.
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Master Fund pays transaction costs, such as
commissions, when it buys and sells securities (or "turns over" its portfolio).
A higher portfolio turnover rate may indicate higher transaction costs.  These costs, which are not reflected in annual Fund operating expenses or in the examples, affect the Fund's performance.  During the most recent fiscal year, the Master Fund's portfolio turnover rate was 18% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.00%
Expenses, Represent Both Master and Feeder	rr_ExpensesRepresentBothMasterAndFeeder	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.
Expense Example, Heading	rr_ExpenseExampleHeading	EXAMPLE.
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
The examples below are intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The examples assume that:

o          Your investment has a 5% return each year

o          The fund's operating expenses remain the same

o          You reinvest all dividends and distributions.

Your actual costs may be higher or lower.  Based on these assumptions, for every
 $10,000 invested, you would pay the following expenses if you sell all of your shares at the end of each time period indicated:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGY.
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund seeks to achieve its goal by investing
all of its assets in Class 1 shares of the New World Fund®, a series of the
American Funds Insurance Series ("Master New World Fund"). The Master New World
Fund invests primarily in common stocks of companies with significant exposure to countries with developing economies and/or markets (also referred to as
"emerging markets") and that Capital Research and Management Company ("CRMC")
believes have the potential of providing capital appreciation. The Master New
World Fund may also invest in debt securities of issuers, including issuers of lower rated bonds (rated Ba1 or below and BB+ or below by Nationally Recognized
Statistical Rating Organizations designated by the Master New World Fund's investment adviser, or unrated but determined to be of equivalent quality by
CRMC), with exposure to these countries. Bonds rated Ba1 or BB+ or below are sometimes referred to as "junk bonds."

Under normal market conditions, the Master New World Fund invests at least 35%
of its assets in equity and debt securities of issuers primarily based in qualified countries that have developing economies and/or markets.

The Master New World Fund may invest in equity securities of any company, regardless of where it is based, if CRMC determines that a significant portion of the company's assets or revenues (generally 20% or more) is attributable to developing countries. In addition, the Master New World Fund may invest up to
25% of its assets in nonconvertible debt securities of issuers, including issuers of lower rated bonds and government bonds, that are primarily based in qualified countries or that have a significant portion of their assets or revenues attributable to developing countries. The Master New World Fund may also, to a limited extent, invest in securities of issuers based in nonqualified developing countries.

In determining whether a country is qualified, the Master New World Fund considers such factors as the country's per capita gross domestic product, the percentage of the country's economy that is industrialized, market capital as a percentage of gross domestic product, the overall regulatory environment, the presence of government regulation limiting or banning foreign ownership, and restrictions on repatriation of initial capital, dividends, interest and/or capital gains. CRMC maintains a list of qualified countries and securities in which the Master New World Fund may invest. Qualified developing countries in which the Master New World Fund may invest currently include, but are not limited to, Argentina, Bahrain, Brazil, Bulgaria, Chile, China, Colombia,
Croatia, Czech Republic, Dominican Republic, Egypt, Hungary, India, Jordan,
Kazakhstan, Lebanon, Malaysia, Malta, Mexico, Morocco, Oman, Panama, Peru,
Philippines, Poland, Russian Federation, South Africa, Thailand, Turkey,
Ukraine, United Arab Emirates and Venezuela.

Risk, Heading	rr_RiskHeading	MAIN RISKS.
Risk, Narrative	rr_RiskNarrativeTextBlock
The primary risks of investing in the Master Fund are described below.  Investors in the Master Fund should have a long-term perspective and, for example, be able to tolerate potentially sharp declines in value.  When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.  An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.  As with any fund, there is no guarantee that the Master Fund will achieve its goal.  For more information regarding risks and investment matters please see
"Additional Information Regarding Risks and Investment Strategies" in the Fund's
prospectus.

Call Risk - Call risk is the risk that an issuer, especially during a period of falling interest rates, may redeem a security by repaying it early, which may reduce the Fund's income if the proceeds are reinvested at lower interest rates.

Credit Risk - Credit risk refers to the possibility that the issuer of a security will not be able to make principal and interest payments when due.
Changes in an issuer's credit rating or the market's perception of an issuer's creditworthiness may also affect the value of the Fund's investment in that issuer. The degree of credit risk depends on both the financial condition of the issuer and the terms of the obligation.

Junk Bond Risk - Investments rated below investment grade (also referred to as
"junk bonds") are subject to heightened credit risk, which may make the fund more sensitive to adverse developments in the U.S. and abroad.  Lower rated debt securities generally involve greater risk of default or price changes due to changes in the issuer's creditworthiness than higher rated debt securities. The market prices of these securities may fluctuate more than higher quality securities and may decline significantly in periods of general economic difficulty.  There may be little trading in the secondary market for particular debt securities which may make them more difficult to value or sell.

Foreign Investments Risk - Investments in foreign securities may be riskier than investments in U.S. securities.  Differences between the U.S. and foreign regulatory regimes and securities markets, including the less stringent investor protection and disclosure standards of some foreign markets, as well as political and economic developments in foreign countries, may affect the value of the Fund's investments in foreign securities.  Foreign securities will also subject the Fund's investments to changes in currency rates.

Emerging Markets Risk - The risks related to investing in foreign securities are generally greater with respect to securities of companies that conduct their principal business activities in emerging markets or whose securities are traded principally on exchanges in emerging markets.  The risks of investing in emerging markets include risks of illiquidity, increased price volatility, smaller market capitalizations, less government regulation, less extensive and less frequent accounting, financial and other reporting requirements, risk of loss resulting from problems in share registration and custody and substantial economic and political disruptions.

Growth Orientation Risk - The price of a growth company's stock may decrease, or it may not increase to the level that CRMC had anticipated.  In addition, growth stocks may be more volatile than other stocks because they are more sensitive to investors' perceptions of the issuing company's growth potential.  Also, the growth investing style may over time go in and out of favor.  At times when the investing style used by the Master Fund is out of favor, the Master Fund may underperform other equity funds that use different investing styles.

Interest Rate Risk - The possibility that your investment may go down in value when interest rates rise, because when interest rates rise, the prices of bonds and fixed rate loans fall.  Generally, the longer the maturity of a bond or fixed rate loan, the more sensitive it is to this risk.  Falling interest rates also create the potential for a decline in the Fund's income.  These risks are greater during periods of rising inflation.

Investment Strategy Risk - CRMC's investment strategy will influence performance significantly.  If CRMC's strategy does not perform as expected, the Fund could underperform its peers or lose money.  There is no guarantee that the Master
Fund's investment objective will be achieved.

Master-Feeder Structure Risk - In addition to the risks of the Master Fund, the
Fund is also subject to risks related to the master-feeder structure.  Other
"feeder" funds may also invest in a Master Fund.  As shareholders of a Master
Fund, feeder funds, including the Fund, vote on matters pertaining to their respective Master Fund.  Feeder funds with a greater pro rata ownership in a
Master Fund could have effective voting control of the operations of the Master
Fund.  Also, a large-scale redemption by another feeder fund may increase the proportionate share of the costs of a Master Fund borne by the remaining feeder fund shareholders, including the applicable fund.

Small Cap Stock Risk - Small capitalization stocks may be more risky than stocks of larger companies.  Many of these companies are young and have limited operating or business history.  Because these businesses frequently rely on narrow product lines and niche markets, they can suffer severely from isolated business setbacks.  Smaller capitalization stocks are often more difficult to value or dispose of, more difficult to obtain information about and more volatile than stocks of larger, more established companies.

Market Risk - Market risk is the risk that one or more markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably.  Securities may decline in value due to the activities and financial prospects of individual companies or to general market and economic movements and trends.

Risk, Lose Money	rr_RiskLoseMoney	When you sell your shares they may be worth more or less than what you paid for them, which means that you could lose money as a result of your investment.
Risk, Nondiversified Status	rr_RiskNondiversifiedStatus	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PAST PERFORMANCE.
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The performance information below indicates the risks of investing in the Fund.
Keep in mind that past performance does not indicate future results.  Updated performance information is available at www.hartfordinvestor.com.  The returns:

o          Show the performance of the Class 1 shares of the Master Fund for periods prior to May 1, 2008, the date the Fund commenced operations, adjusted to reflect the fees and expenses of the Fund in effect on May 1, 2008

o          Assume reinvestment of all dividends and distributions

o          Would be lower if the Fund's operating expenses had not been limited

o          Would be lower if the effect of sales charges or other fees that may be applied at the variable annuity contract level were included.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The performance information below indicates the risks of investing in the Fund. Shows how the Fund's total return has varied from year to year.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	www.hartfordinvestor.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Keep in mind that past performance does not indicate future results.
Bar Chart, Heading	rr_BarChartHeading	Total returns by calendar year
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The bar chart:

o          Shows how the Fund's total return has varied from year to year

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results during the periods shown in the bar chart were:

Highest  23.84% (2nd quarter, 2009)  Lowest  -22.35% (4th quarter, 2008)

Performance Table, Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS.
Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees or expenses
Performance Table, Narrative	rr_PerformanceTableNarrativeTextBlock
The table shows returns for the Fund over time
compared to those of a broad-based market index.  For more information regarding returns see the "Performance Notes" section.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns for periods ending 12/31/10
American Funds New World HLS Fund (Prospectus Summary) | American Funds New World HLS Fund | American Funds New World HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	23.84%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(22.35%)
American Funds New World HLS Fund | MSCI All Country World Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI All Country World Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.98%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.69%
American Funds New World HLS Fund | MSCI Emerging Markets Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	MSCI Emerging Markets Index (reflects no deduction for fees or expenses)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	19.20%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	13.11%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	16.23%
American Funds New World HLS Fund | American Funds New World HLS Fund- Class IB
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) as a percentage of offering price	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum deferred sales charge (load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Exchange fees	rr_ExchangeFee	none
Management fees	rr_ManagementFeesOverAssets	1.84%	[1],[2],[3]
Distribution and service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.25%	[3]
Other expenses	rr_OtherExpensesOverAssets	0.13%	[3]
Total annual fund operating expenses	rr_ExpensesOverAssets	2.22%	[3]
Less: contractual waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.85%)	[1],[3]
Net operating expenses	rr_NetExpensesOverAssets	1.37%	[1],[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	139
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	434
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	750
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,646
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	139
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	434
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	750
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,646
Annual Return 2001	rr_AnnualReturn2001	(4.54%)
Annual Return 2002	rr_AnnualReturn2002	(6.00%)
Annual Return 2003	rr_AnnualReturn2003	38.74%
Annual Return 2004	rr_AnnualReturn2004	18.38%
Annual Return 2005	rr_AnnualReturn2005	20.38%
Annual Return 2006	rr_AnnualReturn2006	32.10%
Annual Return 2007	rr_AnnualReturn2007	31.75%
Annual Return 2008	rr_AnnualReturn2008	(42.54%)
Annual Return 2009	rr_AnnualReturn2009	49.14%
Annual Return 2010	rr_AnnualReturn2010	17.54%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class IB
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	17.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	11.88%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	12.01%

[1]	HL Investment Advisors, LLC ("HL Advisors") has contractually agreed with Hartford Series Fund, Inc. (the "Company") to waive a portion (currently 0.85%) of its management fee for as long as the Fund is part of a master-feeder fund structure. The Company's Board of Directors may change or eliminate this waiver if the fund structure changes.
[2]	The amount shown under "Management fees" includes the management fee of the Master Fund.
[3]	The fee table and the example reflect the expenses of both the fund and the Master Fund in which the fund invests.